Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 30 – Financial Instruments

A.	General

The Group has international activity in which it is exposed to credit, liquidity and market risks (including currency, interest, inflation and other price risks). In order to reduce the exposure to these risks, the Group holds derivative financial instruments, (including forward transactions, interest rate swap (“SWAP”) transactions, and options) for the purpose of economic (not accounting) hedging of foreign currency risks, inflation risks, commodity price risks, interest risks and risks relating to the price of inputs.

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing the risk.

The risk management of the Group companies is executed by them as part of the ongoing current management of the companies. The Group companies monitor the above risks on a regular basis. The hedge policies with respect to all the different types of exposures are discussed by the boards of directors of the companies.

The comprehensive responsibility for establishing the base for the risk management of the Group and for supervising its implementation lies with the Board of Directors and the senior management of the Group.

B.
Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on their obligations under the contract. This includes any cash amounts owed to the Group by those counterparties, less any amounts owed to the counterparty by the Group where a legal right of set-offs exists and also includes the fair values of contracts with individual counterparties which are included in the financial statements. The maximum exposure to credit risk at each reporting date is the carrying value of each class of financial assets mentioned in this note.

(1)	Exposure to credit risk The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at December 31,
	2018	2017
	$ Thousands
	Carrying amount
Cash and cash equivalents	131,123	1,417,388
Short-term investments and deposits	49,938	7,144
Trade receivables, net	35,548	44,137
Other current assets	33,210	35,752
Deposits and other long-term receivables including derivative instruments	305,616	259,555
	555,435	1,763,976

The maximum exposure to credit risk for trade receivables, as of the date of the report, by geographic region was as follows:

	As at December 31,
	2018	2017
	$ Thousands
Israel	35,291	44,058
Other regions	257	79
	35,548	44,137

(2)	Aging of debts and impairment losses

Set forth below is an aging of the trade receivables:

	As at December 31
	2018	2017
	$ Thousands	$ Thousands
Not past due	35,438	50
Past due up to 3 months	87	40,879
Past due 3 – 6 months	—	3,208
Past due more than one year	23	—
	35,548	44,137

No impairment has been recorded on any of the trade receivable amounts.

C.
Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and adverse credit and market conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group manages its liquidity risk by means of holding cash balances, short-term deposits, other liquid financial assets and credit lines.

Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2018
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	47,672	47,672	47,672	-	-	-
Other payables	5,885	5,885	5,885	-	-	-
Non-convertible debentures *	78,409	103,561	6,555	11,596	30,910	54,500
Loans from banks and others *	538,209	699,563	41,646	56,446	165,829	435,642
	670,175	856,681	101,758	68,042	196,739	490,142

*	Includes current portion of long-term liabilities.

	As at December 31, 2017
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Loans from banks and others *	317,684	317,786	317,786	-	-	-
Trade payables	58,895	58,895	58,895	-	-	-
Other payables	77,869	77,964	77,964	-	-	-
Non-convertible debentures **	91,122	125,089	13,153	7,086	34,033	70,817
Loans from banks and others **	627,150	846,652	157,805	50,768	173,222	464,857
Financial guarantee ***	44,342	44,342	44,342	-	-	-

Financial liabilities – hedging instruments
Forward exchange rate contracts	439	439	439	-	-	-

Financial liabilities not for hedging
Derivatives on exchange rates	73	73	73	-	-	-
	1,217,574	1,471,240	670,457	57,854	207,255	535,674

*       Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
**	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
***	Financial Guarantees contractual period in Qoros is dependent on Qoros’s timeliness to meet the obligation of current loans payable.

D.
Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and prices of capital products and instruments will affect the fair value of the future cash flows of a financial instrument.

The Group buys and sells derivatives in the ordinary course of business, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Boards of Directors of the companies. For the most part, the Group companies enter into hedging transactions for purposes of avoiding economic exposures that arise from their operating activities. Most of the transactions entered into do not meet the conditions for recognition as an accounting hedge and, therefore, differences in their fair values are recorded on the statement of profit and loss.

(1)          CPI and foreign currency risk

Currency risk

The Group’s functional currency is the U.S. dollar. The exposures of the Group companies are measured with reference to the changes in the exchange rate of the dollar vis-à-vis the other currencies in which it transacts business.

The Group is exposed to currency risk on sales, purchases, assets and liabilities that are denominated in a currency other than the respective functional currencies of the Group entities. The primary exposure is to the Shekel (NIS).

The Group uses options and forward exchange contracts on exchange rates for purposes of hedging short-term currency risks, usually up to one year, in order to reduce the risk with respect to the final cash flows in dollars deriving from the existing assets and liabilities and sales and purchases of goods and services within the framework of firm or anticipated commitments, including in relation to future operating expenses.

The Group is exposed to currency risk in relation to loans it has taken out and debentures it has issued in currencies other than the dollar. The principal amounts of these bank loans and debentures have been hedged by swap transactions the repayment date of which corresponds with the payment date of the loans and debentures.

Inflation risk

The Group has CPI-linked loans. The Group is exposed to payments of higher interest and principal as the result of an increase in the CPI. It is noted that part of the Group’s anticipated revenues will be linked to the CPI. The Group does not hedge this exposure beyond the expected hedge included in its revenues.

(a)	Exposure to CPI and foreign currency risks The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2018
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other
Non-derivative instruments
Cash and cash equivalents	86,896	—	2,778
Short-term investments, deposits and loans	27,638	—	55
Trade receivables	35,291	—	44
Other receivables	286	—	26
Long-term deposits and loans	48,490	—	—
Total financial assets	198,601	—	2,903

Trade payables	23,774	—	9,968
Other payables	2,215	—	811
Loans from banks and others and debentures	163,162	450,571	—
Total financial liabilities	189,151	450,571	10,779

Total non-derivative financial instruments, net
Derivative instruments	—	—	90,184
Net exposure	—	—	90,184

	As at December 31, 2017
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	158,679	—	18,593
Short-term investments, deposits and loans	60,855	—	—
Trade receivables	42,004	—	—
Other receivables	2,686	—	3,603
Long-term deposits and loans	25,600	—	—
Total financial assets	289,824	—	22,196

Loans from banks and others	—	—	30,308
Trade payables	31,286	—	86
Other payables	3,178	—	1,316
Long-term loans from banks and others and debentures	109,629	478,891	—
Total financial liabilities	144,093	478,891	31,710

Total non-derivative financial instruments, net	145,731	478,891	(9,514)
Derivative instruments	—	—	(439)
Net exposure	145,731	478,891	(9,953)

(b)
Sensitivity analysis

A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 5%–10% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis is performed on the same basis for 2015.

	As at December 31, 2018
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(35,582)	(18,658)	18,658	35,582
CPI	(25,875)	(12,937)	10,222	10,600

	As at December 31, 2017
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	13,248	6,940	(6,940)	(13,248)
CPI	(43,536)	(22,804)	22,804	43,536

(2)
Interest rate risk

The Group is exposed to changes in the interest rates with respect to loans bearing interest at variable rates, as well as in relation to swap transactions of liabilities in foreign currency for dollar liabilities bearing a variable interest rate.

The Group has not set a policy limiting the exposure and it hedges this exposure based on forecasts of future interest rates.

The Group enters into transactions mainly to reduce the exposure to cash flow risk in respect of interest rates. The transactions include interest rate swaps and “collars”. In addition, options are acquired and written for hedging the interest rate at different rates.

Type of interest

Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2018	2017
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	55,027	1,438,243
Financial liabilities	(586,334)	-
	(531,307)	1,438,243

Variable rate instruments
Financial assets	102,392	-
Financial liabilities	-	(239,876)
	102,392	(239,876)

The Group’s assets and liabilities bearing fixed interest are not measured at fair value through the statement of profit and loss and the Group does not designate derivatives interest rate swaps as hedging instruments under a fair value hedge accounting model. Therefore, a change in the interest rates as at the date of the report would not be expected to affect the income or loss with respect to changes in the value of fixed – interest assets and liabilities.

A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2018
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	1,024	(1,023)

	As at December 31, 2017
	100bp increase	100 bp decrease
	$ thousands
Variable rate instruments	(2,399)	2,399

E.	Fair value

(1)	Fair value compared with carrying value

The Group’s financial instruments include mainly non-derivative assets, such as: cash and cash equivalents, investments, deposits and short-term loans, receivables and debit balances, investments and long-term receivables; non-derivative liabilities: such as: short-term credit, payables and credit balances, long-term loans, finance leases and other liabilities; as well as derivative financial instruments.

Due to their nature, the fair value of the financial instruments included in the Group’s working capital is generally identical or approximates the book value.

The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2018
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	78,409	80,998
Long-term loans from banks and others (excluding interest)	508,203	555,570

	As at December 31, 2017
	Carrying amount	Level 2
	$ thousands
Non-convertible debentures	91,122	105,488
Long-term loans from banks and others (excluding interest)	527,706	649,487

The fair value is measured using the technique of discounting the future cash flows with respect to the principal component and the discounted interest using the market interest rate on the measurement date.

(2)	Hierarchy of fair value

The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:

– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.

– Level 2: Observed data, direct or indirect, not included in Level 1 above.

– Level 3: Data not based on observed market data.

	As at	As at
	December 31, 2018	December 31, 2017
	Level 3	Level 2
	$ Thousands	$ Thousands
Assets
Qoros put option	90,103	-
Derivatives not used for accounting hedge	-	1,471
	90,103	1,471
Liabilities
Derivatives used for accounting hedge	-	439
Derivatives not used for accounting hedge	-	73
	-	512

(3)	Data and measurement of the fair value of financial instruments at Level 2

Level 2

The fair value of forward contracts on foreign currency is determined using trading programs that are based on market prices. The market price is determined based on a weighting of the exchange rate and the appropriate interest coefficient for the period of the transaction along with an index of the relevant currencies.

The fair value of contracts for exchange (SWAP) of interest rates and fuel prices is determined using trading programs which incorporate market prices, the remaining term of the contract and the credit risks of the parties to the contract.

The fair value of currency and interest exchange (SWAP) transactions is valued using discounted future cash flows at the market interest rate for the remaining term.

The fair value of transactions used to hedge inflation is valued using discounted future cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.

If the inputs used to measure the fair value of an asset or liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The fair value of marketable securities held for trade is determined using the ‘Discounts for Lack of Marketability’ (“DLOM”) valuation method, which is a method used to calculate the value of restricted securities. The method purports that the only difference between a company’s common stock and its restricted securities is the lack of marketability of the restricted securities which is derived from the price difference between both prices.

Level 3

The fair value of Qoros put option, as of the valuation date, was based on the Binomial model using the following variables:

•	The underlying asset value is Qoros’ equity value as of the valuation date.

•	The exercise price of the option is the price that must be paid for the stock on the date the put option is exercised, and is defined by the terms of the award.

•	The expected exercise date is the period between the grant date and the expiration date.

•	The Risk-free interest rate was based on yields on traded China government bonds, with time to maturity equals to the put option contractual period.

•	Expected volatility was based on the historical weekly volatility of comparable companies for a period of 4.3 years (remaining contractual term of the put option, as of the valuation date).

•	Expected dividend yield is 0% as no dividend distribution is expected in the foreseeable future.

The credit risk adjustment was calculated using a recovery rate of 40% (common assumption of market participants) and credit spreads based on traded corporate bonds which have credit ratings of AA for a similar time to maturity as the put option.

The following table shows the valuation techniques used in measuring Level 2 and Level 3 fair values as at December 31, 2018 and 2017, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Interest rate Swaps
The Group applies standard valuation techniques such as: discounted cash flows for fixed and variables coupons (estimated with forward curves) using as discounted rates the projected LIBOR zero coupon curve. The observable inputs are obtained through market information suppliers.

		Not applicable	Not applicable
Put Options	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase(decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)
Foreign Exchange Forwards
The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.
		Not applicable	Not applicable

Credit from banks, others and debentures	Discounted cash flows with market interest rate	Not applicable	Not applicable

Marketable Securities held for trade	DLOM valuation method	Not applicable	Not applicable